Other (expense) income (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of other income (expense)

		Three months		Six months
For the period ended June 30	Note	2025	2024	2025	2024
Early debt redemption gains	11	91	—	357	—
Interest income		15	25	41	57
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		(43)	(23)	(42)	(113)
Equity (losses) income from investments in associates and joint ventures
Loss on investment		—	(93)	—	(93)
Operations		(1)	6	(1)	21
Losses on retirements and disposals of property, plant and equipment and intangible assets		(7)	(19)	(10)	(26)
Losses on investments		(8)	(2)	(10)	(8)
Other (1)		(85)	5	(65)	23
Total other (expense) income		(38)	(101)	270	(139)
(1)Includes foreign exchange (losses) gains on derivatives used to economically hedge anticipated purchases and the acquisition of Ziply Fiber in foreign currencies.